Income Taxes - Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income taxes	$ 489	$ 755	$ 579
Deferred income taxes	(22)	(84)	(15)
Total income tax provision	$ 467	$ 671	$ 564